Nature of Business and Significant Accounting Policies (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012 item
Advertising Expense	$ 56,219	$ 73,772
Research and development costs	$ 80,689	$ 96,117
Total revenues	10.00%	10.00%
Concentration Risk, Percentage	92.00%	90.00%
Number of customers	5	3
Accounts receivable	95.00%	95.00%
Attributable customer		1
International Distributors [Member]
Concentration Risk, Percentage	91.00%	83.00%
United States [Member]
Concentration Risk, Percentage	9.00%	17.00%